INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$ 1,262,409		$ 1,390,133
Acquisition costs of operating limited partnerships	224,198		247,190
Cumulative distributions from operating limited partnerships	(3,682)		(3,682)
Cumulative losses from operating limited partnerships	(1,482,925)		(1,633,641)
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		2,712
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		1,741
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(1,709,417)		(2,025,513)
Other	(116,102)		(106,747)
Equity per operating limited partnerships' combined financial statements	(1,825,519)	(1,825,519)	(2,127,807)	(2,127,807)
Series One [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Two [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Three [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	1,262,409		1,390,133
Acquisition costs of operating limited partnerships	224,198		247,190
Cumulative distributions from operating limited partnerships	(3,682)		(3,682)
Cumulative losses from operating limited partnerships	(1,482,925)		(1,633,641)
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		2,712.00
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		1,741
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(1,709,417)		(2,025,513)
Other	(116,102)		(106,747)
Equity per operating limited partnerships' combined financial statements	(1,825,519)	(1,825,519)	(2,127,807)	(2,127,807)
Series Four [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Five [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Six [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	$ 0	$ 0	$ 0	$ 0